Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
Summary of Short Term Available For sale Products	The Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

	As of December 31,
	2020	2021
	RMB	RMB	US$

Debt securities:
Held-to-maturity time deposit	584,229,003	1,803,362,875	282,986,987
Equity securities:
Marketable wealth management products	71,584,410	330,857,592	51,918,777
Marketable investment in Li Auto	3,686,543,199	464,715,237	72,923,961

Total short-term investments	4,342,356,612	2,598,935,704	407,829,725